OLD MUTUAL FUNDS I

Old Mutual Asset Allocation Conservative Portfolio
Old Mutual Asset Allocation Balanced Portfolio
Old Mutual Asset Allocation Moderate Growth Portfolio
Old Mutual Asset Allocation Growth Portfolio

Supplement dated January 2, 2009

to the Prospectus dated November 19, 2008

This Supplement updates certain information contained in the currently effective Prospectus of the above named funds, series funds of Old Mutual Funds I.  You should retain your Prospectus and all current supplements for future reference. You may obtain an additional copy of the Prospectus, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

FEES AND EXPENSES OF THE ASSET ALLOCATION PORTFOLIOS

The section of the Prospectus entitled “About the Asset Allocation Portfolios – Fees and Expenses of the Asset Allocation Portfolios” is amended by replacing the section in its entirety with the following:

Fees and Expenses of the Asset Allocation Portfolios

The table below summarizes the shareholder fees and annual fund operating expenses you would pay as an investor in the Asset Allocation Portfolios.  Shareholder fees are paid directly from your account.  Annual fund operating expenses are paid out of an Asset Allocation Portfolio’s assets.  Additional fees may be imposed by your adviser, broker, or financial intermediary.

Fees and Expenses Table	Institutional Class	Class A	Class C	Class Z
SHAREHOLDER FEES
(fees paid directly from your investment)
Maximum Sales Charge (Load) (as a percentage of offering price)	None	5.75%	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price)	None	None [1]	1.00%	None
Maximum Account Fee (assessed annually on certain accounts under $1,000)	$12.00	$12.00	$12.00	$12.00
Redemption/Exchange Fee [2] (as a percentage of amount redeemed)	2.00%	2.00%	2.00%	2.00%

ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Fund assets)

Conservative Portfolio
Management Fees	0.20%	0.20%	0.20%	0.20%
Distribution and/or Service (12b-1) Fees	None	0.25%	1.00%	None
Other Expenses [3]	0.67%	0.65%	0.55%	3.93%
Acquired (Underlying) Fund Fees and Expenses [4]	0.78%	0.78%	0.78%	0.78%
Total Annual Fund Operating Expenses [5]	1.65%	1.88%	2.53%	4.91%
Fee Waivers and/or Expense Reimbursement [6]	(0.51)%	(0.49)%	(0.39)%	(3.77)%
Net Operating Expenses	1.14%	1.39%	2.14%	1.14%

Balanced Portfolio
Management Fees	0.20%	0.20%	0.20%	0.20%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%	None
Other Expenses [3]	1.25%	0.45%	0.44%	5.14%
Acquired (Underlying) Fund Fees and Expenses [4]	0.90%	0.90%	0.90%	0.90%
Total Annual Fund Operating Expenses [5]	2.35%	1.80%	2.54%	6.24%
Fee Waivers and/or Expense Reimbursement [6]	(1.06)%	(0.26)%	(0.25)%	(4.95)%
Net Operating Expenses	1.29%	1.54%	2.29%	1.29%

Moderate Growth Portfolio
Management Fees	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%	None
Other Expenses[3]	0.57%	0.57%	0.42%	3.96%
Acquired (Underlying) Fund Fees and Expenses [4]	0.96%	0.96%	0.96%	0.96%
Total Annual Fund Operating Expenses [5]	1.78%	2.03%	2.63%	5.17%
Fee Waivers and/or Expense Reimbursement [6]	(0.50)%	(0.50)%	(0.35)%	(3.89)%
Net Operating Expenses	1.28%	1.53%	2.28%	1.28%

Growth Portfolio
Management Fees	0.25%	0.25%	0.25%	0.25%
Distribution and Service (12b-1) Fees	None	0.25%	1.00%	None
Other Expenses [3]	0.39%	0.52%	0.54%	5.71%
Acquired (Underlying) Fund Fees and Expenses [4]	1.03%	1.03%	1.03%	1.03%
Total Annual Fund Operating Expenses [5]	1.67%	2.05%	2.82%	6.99%
Fee Waivers and/or Expense Reimbursement [6]	(0.32)%	(0.45)%	(0.47)%	(5.64)%
Net Operating Expenses	1.35%	1.60%	2.35%	1.35%

[1]	If you purchase $1 million or more Class A shares and redeem these shares within 12 months from the date of purchase, you may pay a 1.00% contingent deferred sales charge at the time of redemption.

[2]	Imposed on redemptions within 10 calendar days of purchase.

[3]	Other Expenses were calculated based on actual expenses incurred under the current fund of funds structure, which was implemented on November 19, 2007.

[4]
Each Asset Allocation Portfolio indirectly pays a portion of the expenses incurred by the underlying funds.  Acquired (Underlying) Fund Fees and Expenses is an estimated annualized expense ratio of the underlying funds, based upon (i) Ibbotson’s allocation of an Asset Allocation Portfolio’s assets among the underlying funds at fiscal year end; and (ii) the historical expense ratio of the underlying funds based upon their most recent fiscal period, which is stated on a net basis.  The actual indirect expenses incurred by a shareholder will vary based upon an Asset Allocation Portfolio’s actual allocation of its assets among the underlying funds and the actual expenses of the underlying funds.  Certain of the underlying funds have agreed to expense limitations that are in effect for varying periods.

[5]
Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets of each Portfolio stated in the Financial Highlights section of this Prospectus, which reflects the operating expenses of the Portfolio and does not include acquired (underlying) fund fees and expenses.

[6]
Effective January 1, 2009, the Adviser contractually has agreed to limit the operating expenses of each Asset Allocation Portfolio (excluding acquired (underlying) fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses not incurred in the ordinary course of business) to the following annual rates through December 31, 2009.  The Adviser will consider renewal of these limits on an annual basis.

	Institutional Class	Class A	Class C	Class Z
Conservative Portfolio	0.36%	0.61%	1.36%	0.36%
Balanced Portfolio	0.39%	0.64%	1.39%	0.39%
Moderate Growth Portfolio	0.32%	0.57%	1.32%	0.32%
Growth Portfolio	0.32%	0.57%	1.32%	0.32%

Effective January 1, 2010, the Adviser contractually has agreed to limit the operating expenses of each Asset Allocation Portfolio (excluding acquired (underlying) fund fees and expenses, interest, taxes, brokerage costs and commissions, dividend and interest expense on short sales, litigation, indemnification, and extraordinary expenses not incurred in the ordinary course of business) to an annual rate of 1.75% for Institutional Class shares and Class Z shares, 2.00% for Class A shares, and 2.75% for Class C shares through December 31, 2018.  The Adviser will consider further reductions to these limits on an annual basis.

Expense Examples

The following expense examples are intended to help you compare the cost of investing in an Asset Allocation Portfolio with the cost of investing in other mutual funds, by showing what you could pay in Portfolio expenses over time based on the operating expenses and expense caps described in the Fees and Expenses table and footnotes above.  It uses the same hypothetical conditions other funds use in their prospectuses:  $10,000 initial investment, 5% total return each year, no changes in expenses, and you redeem all your shares at the end of the period.  Because actual returns and expenses will be different, the example is for comparison only.

Conservative Portfolio	1 Year	3 Years	5 Years	10 Years
Institutional Class	$116	$470	$848	$1,910
Class A	$708	$1,086	$1,488	$2,609
Class C
with redemption	$317	$750	$1,310	$2,836
without redemption	$217	$750	$1,310	$2,836
Class Z	$116	$655	$1,220	$2,761

Balanced Portfolio	1 Year	3 Years	5 Years	10 Years
Institutional Class	$131	$631	$1,158	$2,603
Class A	$723	$1,085	$1,471	$2,548
Class C
with redemption	$332	$767	$1,328	$2,857
without redemption	$232	$767	$1,328	$2,857
Class Z	$131	$694	$1,283	$2,882

Moderate Growth Portfolio	1 Year	3 Years	5 Years	10 Years
Institutional Class	$130	$512	$918	$2,054
Class A	$722	$1,130	$1,562	$2,761
Class C
with redemption	$331	$784	$1,363	$2,937
without redemption	$231	$784	$1,363	$2,937
Class Z	$130	$705	$1,306	$2,935

Growth Portfolio	1 Year	3 Years	5 Years	10 Years
Institutional Class	$137	$495	$877	$1,949
Class A	$728	$1,140	$1,576	$2,783
Class C
with redemption	$338	$830	$1,448	$3,114
without redemption	$238	$830	$1,448	$3,114
Class Z	$137	$726	$1,341	$3,003

THE PORTFOLIO MANAGERS

The section of the Prospectus entitled “Management – The Portfolio Managers” is amended by replacing the section in its entirety with the following:

The Portfolio Managers

The following summarizes the experience of the members of the portfolio management team primarily responsible for the day-to-day management of the Asset Allocation Portfolios’ portfolios.  Except as otherwise noted, each portfolio manager listed below has served in his/her position for at least the last 5 years.

	Name (Role on Team)	Business Experience
Ibbotson Associates Advisors, LLC	Peng Chen, Ph.D., CFA (Lead Portfolio Manager)	President, Ibbotson.
	Brian Huckstep, CFA (Portfolio Manager)	Portfolio Manager (2005 – present), Ibbotson; Director of Data Acquisition (2003 – 2005), Morningstar.
	Jeremy Stempien (Portfolio Manager)	Portfolio Manager (2008 – present), Ibbotson; Advice Portfolio Construction Manager (2005 – 2007), Ibbotson; Project Manager (1999 – 2004), Hewitt Associates.
	Scott Wentsel, CFA, CFP (Senior Portfolio Manager)	Vice President and Senior Portfolio Manager (2005 – present), Ibbotson; Executive Director (2000 – 2005), Morgan Stanley.
Old Mutual Capital, Inc.	J.C. Waller (Portfolio Manager)
Vice President – Director of Investment Services (2007 – present) and Chief Investment Officer (2007 – present), Old Mutual Capital, Inc.; Vice President of Investments/Director of Institutional Portfolio Management (2005 – 2007) and Portfolio Manager (2002 –2007), ICON Advisers, Inc.

The SAI provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of shares of the Asset Allocation Portfolios.

_____________________
Distributor: Old Mutual Investment Partners
R-08-415 01/2009

OLD MUTUAL FUNDS I

Old Mutual Asset Allocation Conservative Portfolio
Old Mutual Asset Allocation Balanced Portfolio
Old Mutual Asset Allocation Moderate Growth Portfolio
Old Mutual Asset Allocation Growth Portfolio

Supplement dated January 2, 2009

to the Statement of Additional Information dated November 19, 2008,

This Supplement updates certain information contained in the currently effective Statement of Additional Information (“SAI”) of the above named funds, series funds of Old Mutual Funds I.  You should retain your SAI and all current supplements for future reference. You may obtain an additional copy of the SAI, free of charge, by calling 888.772.2888 or via the Internet at oldmutualfunds.com.

The Sub-Adviser - Portfolio Managers

The following replaces in its entirety the section of the SAI entitled “The Sub-Adviser – Fund Shares Owned by the Portfolio Managers”:

Fund Shares Owned by the Portfolio Managers.  The following table shows the dollar amount range of each portfolio manager’s “beneficial ownership” of shares of the Asset Allocation Portfolios as of November 30, 2008.  Dollar amount ranges disclosed are established by the SEC.  “Beneficial ownership” is determined in accordance with Rule 16a-1(a)(2) under the Exchange Act.

	Conservative	Balanced	Moderate Growth	Growth
Peng Chen, Ph.D., CFA	None	None	None	$1-$10,000
Brian Huckstep, CFA	None	None	$1-$10,000	None
Jeremy Stempien	None	None	None	None
Scott Wentsel, CFA, CFP	None	None	$1-$10,000	None

The following replaces in its entirety the section of the SAI entitled “The Sub-Adviser – Other Accounts Managed by the Portfolio Managers”:

Other Accounts Managed by the Portfolio Managers.  As of November 30, 2008, the portfolio managers were responsible for the day-to-day management of certain other accounts, in addition to the Asset Allocation Portfolios, as set forth in the following table.  The numbers in parentheses indicate the number of accounts and the total assets in the accounts for which the advisory fee is based on the performance of the account.

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million	Number of Accounts	Total Assets $Million
Peng Chen, Ph.D., CFA	34 (0)	$1,663 ($0)	0 (0)	$0 ($0)	109 (0)	$21,445 ($0)

Brian Huckstep, CFA	22 (0)	$792 ($0)	0 (0)	$0 ($0)	29 (0)	$128 ($0)

Jeremy Stempien	15 (0)	$5 ($0)	0 (0)	$0 ($0)	10 (0)	$0 ($0)

Scott Wentsel, CFA, CFP	34 (0)	$1,663 ($0)	0 (0)	$0 ($0)	109 (0)	$21,445 ($0)

_____________________
Distributor: Old Mutual Investment Partners
R-08-426 01/2009